Share Capital - Share-based Payment Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD Options yr	Dec. 31, 2016 CAD Options yr	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share subject to options, Granted | Options	4,426,237	3,655,020
Fair value of options granted	The fair value of options granted is determined at the date of grant using the Black-Scholes option-pricing model.
Number of share subject to options, Granted	1,229,689	995,904
Estimated fair value of options granted on the grant date	CAD 5.03	CAD 5.22
Contractual life of share options granted | yr	3.50	3.50
Number of options remained unvested | Options	2,139,320	1,826,629
Options remained unvested compensation cost	CAD 4,800,000	CAD 3,900,000
Options remained unvested weighted average period	1.06	0.98
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	284,777	233,255
Number of equity instruments forfeited	19,617	5,243
Number of shares outstanding	685,233	576,055
Outstanding fair value	CAD 14,300,000	CAD 15,500,000
Performance share units (PSUs) [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units vest percentage	0.00%
Performance share units (PSUs) [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units vest percentage	200.00%
Deferred share unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	38,625	37,325
Number of shares outstanding	438,969	466,365
Outstanding fair value	CAD 15,500,000	CAD 16,200,000
Estimated historical data [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of share options granted | yr	5
Officers and employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share subject to options, Granted	4,426,237	3,655,020	2,980,601
Number of share subject to options, Granted	1,229,689	995,904
Officers and employees [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option price per share	CAD 14.33
Officers and employees [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option price per share	CAD 32.90